Other assets, net (Details) $ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2024 USD ($)
Current portion [Abstract]
Advances to suppliers (different from CAPEX and inventories)		$ 10,909,652	$ 8,788,638
Prepaid insurance		2,140,859	2,105,556
Other		373,884	328,065
Other current assets		13,424,395	11,222,259		$ 663
Non-current portion [Abstract]
Recoverable taxes		19,489,256	8,879,374
Prepayments for the use of fiber optics		2,920,851	2,734,008
Judicial deposits	[1]	15,021,270	15,456,282
Prepaid expenses		10,775,412	10,574,048
Total		48,206,789	37,643,712
Amortization expense for other assets		$ 566,236	$ 848,569	$ 215,529

[1]	Judicial deposits represent cash and cash equivalents pledged in order to fulfill the collateral requirements for tax contingencies in Brazil. Based on its evaluation of the underlying contingencies, the Company believes that such amounts are recoverable. See Note 17 b).